COMMITMENTS AND CONTINGENCIES - Capital commitment (Details) $ in Thousands	Dec. 31, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES
Less than one year	$ 26,888
More than one year	1,904
Total	$ 28,792